Tedco Grant	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Tedco Grant [Abstract]
TEDCO GRANT

NOTE 5 — TEDCO GRANT

In May of 2021, the Company received the first of two tranches from TEDCO’s Rural & Underserved Business Recovery from Impact of COVID-19 (RUBRIC) Grant in the amount of $50,000. A second tranche of $50,000 was received in October 2021 for a total reimbursable grant amount of $100,000. The Company is obligated to report on and pay to TEDCO 3% of their quarterly revenues for a five-year period following the reward date. Income from grants and investments are not considered revenues. Royalties due to TEDCO are capped at 150% of the amount of the award or $150,000 total. The Company has the option to eliminate the quarterly royalty obligation by making an advance payment prior to the end of the five-year period, in which case, the Company will receive a 10% reduction of the royalty cap percentage for each year prior to the expiration of the five-year reimbursement period that the grant is repaid in full. If the Company ceases to meet eligibility requirements the reimbursement obligation will become due to TEDCO immediately; however, the discount for meeting the obligation will still apply.

NOTE 5 — TEDCO GRANT

In May of 2021, the Company received the first of two tranches from TEDCO’s Rural & Underserved Business Recovery from Impact of COVID-19 (RUBRIC) Grant in the amount of $50,000. A second tranche of $50,000 was received in October 2021 for a total reimbursable grant amount of $100,000. The Company is obligated to report on and pay to TEDCO 3% of their quarterly revenues for a five-year period following the reward date. Income from grants and investments are not considered revenues. Royalties due to TEDCO are capped at 150% of the amount of the award or $150,000 total. The Company has the option to eliminate the quarterly royalty obligation by making an advance payment prior to the end of the five-year period, in which case, the Company shall receive a 10% reduction of the royalty cap percentage for each year prior to the expiration of the five-year reimbursement period that the grant is repaid in full. If the Company ceases to meet eligibility requirements the reimbursement obligation shall become due to TEDCO immediately; however, the discount for meeting the obligation shall still apply.